Leases (Details) - Schedule of Operating Leases Expenses - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Operating Leases Expenses [Abstract]
Operating lease right-of-use assets, net	$ 978		$ 1,280
Lease liabilities - current	765		748
Lease liabilities – non-current	154		504
Total operating lease liabilities	919		$ 1,252
Amortization of right-of-use assets	392	$ 350
Interest of operating lease liabilities	25	9
Total Lease cost	$ 417	$ 359
Weighted-average remaining lease term	10 months 2 days		1 year 1 month 9 days
Weighted-average discount rate	4.30%		4.30%